3. ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Summary of accounts receivable
	June 30,	December 31,
	2014	2013
	(unaudited)

Net investment in direct financing and sales-type lease	$47,360	$44,062
Receivable from value-added services	2,387	2,700
Receivable from insurance commissions	2,105	2,060
Others	7	—
Less: Allowance for doubtful accounts	(24,904)	(20,891)
	$26,955	$27,931